Shareholder Fees {- Fidelity® Momentum Factor ETF}	Dec. 01, 2020 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-07 | Fidelity® Momentum Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none